Organization and Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business
Note 1. Organization and Business
WeWork Inc.'s core global business offering integrates space, community, services and technology in 779 locations, including 622 Consolidated Locations, around the world as of December 2022. The Company's membership offerings are designed to accommodate its members' distinct space needs. WeWork provides its members the optionality to choose from a dedicated desk, a private office or a fully customized floor with the flexibility to choose the type of membership that works for them on a monthly subscription basis, through a multi-year membership agreement or on a pay-as-you-go basis.
The Company’s operations are headquartered in New York.
WeWork Companies Inc. was founded in 2010. The We Company was incorporated under the laws of the state of Delaware in April 2019 as a direct wholly-owned subsidiary of WeWork Companies Inc. As a result of various legal entity reorganization transactions undertaken in July 2019, The We Company became the holding company of the Company's business, and the then-stockholders of WeWork Companies Inc. became the stockholders of The We Company. WeWork Companies Inc. is the predecessor of The We Company for financial reporting purposes. Effective October 14, 2020, The We Company changed its legal name to WeWork Inc. ("Legacy WeWork").
On October 20, 2021 (the “Closing Date”), the Company (which was formerly known as BowX Acquisition Corp. (“Legacy BowX”)) consummated its previously announced business combination pursuant to that certain Agreement and Plan of Merger, dated as of March 25, 2021 (the “Merger Agreement”), by and among Legacy BowX, a subsidiary of Legacy BowX, and Legacy WeWork. As contemplated by the Merger Agreement, (1) the subsidiary of Legacy BowX merged with and into Legacy WeWork, with Legacy WeWork surviving as a wholly owned subsidiary of Legacy BowX, and (2) immediately thereafter, Legacy WeWork merged with and into another subsidiary of Legacy BowX (such mergers and collectively with the other transactions described in the Merger Agreement, the “Business Combination”). In connection with the closing of the Business Combination, Legacy BowX changed its name to WeWork Inc., resulting in WeWork Inc. becoming a publicly traded company.
Unless the context indicates otherwise, references in this Form 10-K to (A) “WeWork”, “the Company,” “we,” “us” and “our” are to the business of WeWork Inc., a Delaware corporation, and its consolidated subsidiaries following the closing of the Business Combination and to (B) “Legacy WeWork” are to WeWork Inc. and its consolidated subsidiaries prior to the closing of the Business Combination. “Legacy BowX” refers to BowX Acquisition Corp. prior to the Business Combination. See Note 3 for further discussion on the Business Combination.
The Company holds an indirect general partner interest and indirect limited partner interests in The We Company Management Holdings L.P. (the “WeWork Partnership”). The WeWork Partnership owns 100% of the equity in WeWork Companies LLC (the "Issuer"). The Company, through the WeWork Partnership and WeWork Companies LLC, holds all the assets held by WeWork Companies Inc. prior to the July 2019 legal entity reorganization and is subject to all the liabilities to which WeWork Companies Inc. was subject prior to the 2019 legal entity reorganization.
All references to "SBG" are references to SoftBank Group Corp. or a controlled affiliate or subsidiary thereof, but, unless the context otherwise requires, such references do not include SVF Endurance (Cayman) Limited ("SVFE"), the SoftBank Vision Fund (AIV M1) L.P. ("SoftBank Vision Fund") or the SoftBank Vision Fund II-2 L.P. ("SVF II").
In October 2019, Legacy WeWork entered into an agreement with SBG and SoftBank Vision Fund for additional equity and debt financing, as well as a number of changes to Legacy WeWork's corporate governance, including changes to the voting rights associated with certain series of Legacy WeWork's capital stock (as subsequently amended, the "Master Transaction Agreement"). The changes associated with this October 2019 agreement, related agreements and amendments entered into subsequent to October 2019, as described throughout these financial statement notes, are collectively referred to as the
"SoftBank Transactions." SBG is a principal stockholder of the Company with representation on the Company's Board of Directors (the "Board").